Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2016
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	48.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	30.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.10%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	47.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.20%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	99.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	0.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	26.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	28.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	19.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	11.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	5.50%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	91.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	6.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	(0.10%)
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	70.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	21.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	4.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	2.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.70%